10013100

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CERTNYS

Received SEC

JUN 24 2010

Washington, DC 20549

1-34791

June 24, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, MAGNACHIP SEMICONDUCTOR LLC* (to be converted into MagnaChip Semiconductor Corporation), Common Stock, par value $0.01 per share and Depositary Shares, each representing one share of common stock, par value $0.01. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on June 22, 2010. Tentative listing date – July 1, 2010.

*As disclosed in the registration statement on Form S-1 (No. 333-165467) relating to the registrant's initial public offering (the "Registration Statement"), all of the shares of common stock sold in such offering will be sold in the form of depositary shares. Each depositary share represents an ownership interest in one share of common stock. Approximately forty-five days after the effective date of the Registration Statement, each holder of depositary shares will be credited with a number of shares of common stock equal to the number of depositary shares held by such holder on that date, and the depositary shares will be canceled. Until such cancellation of the depositary shares, holders of depositary shares will be entitled to all proportional rights and preferences of the shares of common stock underlying such depositary shares. Accordingly, application is made for listing of the common stock of the registrant, but such shares will not trade until the depositary shares are canceled.

Sincerely,

Edwin